Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from continuing operations:
Net cash (used in)/ provided by operating activities of continuing operations	$ (3,723,384)	$ 1,600,586
Cash flows from investing activities of continuing operations:
Payments for additions of property and equipment	(930)	(265,367)
Return of contributions to joint venture	1,500,000
Contributions to joint venture	(56,410)
Return of loan to the Non-consolidated pool subsidiaries	930,000
Acquisition of business		(400,000)
Net cash provided by/ (used in) investing activities of continuing operations	2,372,660	(665,367)
Cash flows from financing activities of continuing operations:
Dividends paid	(8,000,000)
Principal payments attributable to the acquisition installments payable	(95,949)	(34,008)
Repayment to sharing partner	(321,962)
Repayments to assignee		(623,215)
Net cash provided by continuing financing activities	(8,417,911)	(657,223)
Net (decrease)/ increase in cash and cash equivalents from continuing operations	(9,768,635)	277,996
Cash flows from discontinued operations:
Net cash used in operating activities from discontinued operations	(395,830)
Net cash provided by investing activities from discontinued operations	883,550
Net increase in cash and cash equivalents from discontinued operations	487,720
Effect of exchange rate changes on cash and cash equivalents	534,181	22,953
Net (decrease)/ increase in cash and cash equivalents	(8,746,734)	300,949
Cash and cash equivalents at the beginning of the period	20,029,506	18,931,215
Cash and cash equivalents at the end of the period	11,282,772	19,232,164
Supplemental cash flow information
Cash paid for interest	238,688	835,245
Noncash investing and financing activities
Acquisition of business		$ (347,656)
Disposal of discontinued operations' business	$ 334,942